ACCOUNTS RECEIVABLE - Narrative (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer 1
Disclosure of major customers [line items]
Percentage of total accounts receivable (as a percent)	13.40%	19.20%
Customer 2
Disclosure of major customers [line items]
Percentage of total accounts receivable (as a percent)		15.20%